Condensed Consolidated Balance Sheets (Successor, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Successor
Current assets
Cash and cash equivalents	$ 85,625	$ 67,697
Accounts receivable, net	210,240	256,679
Related party receivable	24,067	10,760
Inventories	156,463	152,818
Deferred tax assets	32,692	37,894
Other current assets	38,424	15,375
Total current assets	547,511	541,223
Property, plant and equipment, net	159,923	153,044
Goodwill	308,816	308,821
Other intangible assets, net	405,581	423,687
Deferred financing costs, net	18,171	20,176
Other long-term assets	3,826	1,822
Total assets	1,443,828	1,448,773
Current liabilities
Accounts payable	129,215	117,687
Short-term borrowings	1,589	3,169
Current maturities of long-term debt	3,333	3,373
Related party payable	1,133	1,249
Accrued expenses and other current liabilities	115,305	130,980
Total current liabilities	250,575	256,458
Long-term debt, less current maturities	691,759	693,485
Pension and other post-retirement liabilities	78,122	118,040
Deferred tax liabilities	131,300	112,714
Other long-term liabilities	2,218	2,425
Total liabilities	1,153,974	1,183,122
Contingencies - Note 11
Shareholder's equity
Common stock	320,038	320,000
Retained deficit	(12,601)	(19,870)
Accumulated other comprehensive loss	(17,583)	(34,479)
Total shareholder's equity	289,854	265,651
Total liabilities and shareholder's equity	$ 1,443,828	$ 1,448,773